Related Party Debt and Transactions	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Related Party Transactions [Abstract]
Related Party Debt and Transactions

During the year ended March 31, 2015, the Company received a $6,000 loan from a shareholder. During the period ended March 31, 2017 the Company received an additional $6,280 from this related party. The loan is unsecured and bears 8% interest and has an original due date of January 8, 2016. There is a total due of $12,280 as of September 30, 2017 and March 31, 2017. Interest accrued on the note as of September 30, 2017 was $1,211. The Company is in default on the balance of this note.

During the period ending March 31, 2016, the Company received $22,200 in unsecured non-interest bearing loans from related parties and during the period ending March 31, 2017 received an additional $14,450, and has repaid $36,300 of these loans leaving a total due of $350 as of September 30, 2017. These loans are deemed to be short-term and are payable at the discretion of the Company.

Periodically, related parties incur expenses for the Company and are expected to be repaid for those expenditures. As of September 30, 2017, the balance owed to related parties for these types of expenses is $40,160. These liabilities do not have stated interest rates or due dates, but are payable at the discretion of the Company.

The Company has a consulting agreement with a related party to provide research into new technologies as well as essential development of current products. The amounts owed to this related party for past work is a part of accounts payable and totals $286,700 and $53,000 for the periods ending September 30, 2017 and March 31, 2017, respectively.

On September 6, 2013, the Company entered into an Employment Agreement with our Chief Executive Officer, Chief Financial Officer, President and Secretary. The Employment Agreement provides for a term of two years, and has been extended through November 2018; annual compensation of $275,000, a signing bonus of $68,750, and options to purchase up to 1,500 shares of common stock at an exercise price of $40.00 per share. The CEO earned $137,500 and $275,000 for the six months ended September 30, 2017 and the twelve months ended March 31, 2017 (respectively) as a result of this agreement, these amounts contribute to the $737,611 and $645,945 of officer compensation which is included in accrued expenses, as of September 30, 2017 and March 31, 2017.

The intangible assets (as described in note 4) were made accessible to a related party as part of a support and collaboration agreement dated July 11, 2017, in exchange for payment including 15,000,000 shares of the related parties common stock and cash of $100,000. This agreement accounts for all of the $115,000 of revenue recognized by the Company.

During the year ended March 31, 2015, the Company received a $6,000 loan from a shareholder. During the period ended March 31, 2017 the Company received an additional $6,280 from this related party. The loan is unsecured and bears 8% interest. There is a total due of $12,280 as of March 31, 2017. Interest accrued on the note as of March 31, 2017 and 2016 was $903 and $267, respectively. The Company is in default on the balance of this note.

During the period ending March 31, 2016, the Company received $22,200 in unsecured non-interest bearing loans from related parties and during the period ending March 31, 2017 received an additional $14,450, and has repaid $36,300 of these loans leaving a total due of $350 as of March 31, 2017. These loans are deemed to be short-term and are payable at the discretion of the Company.

On September 6, 2013, the Company entered into an Employment Agreement with our Chief Executive Officer, Chief Financial Officer, President and Secretary. The Employment Agreement provides for a term of two years, and has been extended for an additional two years; annual compensation of $275,000, a signing bonus of $68,750, and options to purchase up to 1,500 shares of common stock at an exercise price of $40.00 per share. The CEO earned $275,000 and $275,000 for the periods ended March 31, 2017 and 2016 (respectively) as a result of this agreement, these amounts contribute to the $645,945 and $395,630 of officer compensation which is included in accrued expenses, as of March 31, 2017 and 2016.